Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Information About Restricted Shares
Information about USISH’s outstanding restricted shares at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2019
2019 restricted shares	13.3	4.3

December 31, 2020
2019 restricted shares	13.2	3.3
2020 restricted shares	-	1.7

ASE Inc. option plans [member]
Statement [LineItems]
Summary of Information About Share Options

Information about the share option plans that ASE granted for the period from January 1, 2018 through April 29, 2018 was as follows:

	For the Period from January 1, 2018 through April 29, 2018
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)

Balance, beginning of period	135,961	$30.2
Options forfeited	(1,692)	36.3
Options exercised	(20,557)	26.0
Options transferred to the Company in accordance with the joint share exchange agreement	(113,712)	30.9

Balance, end of period	-	-

Information about the share option plans that the Company granted and assumed for the period from April 30, 2018 through December 31, 2018 and for the years ended December 31, 2019 and 2020 were as follows:

	For the Period from April 30, 2018 through		For the Year Ended December 31
	December 31, 2018		2019		2020
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance, beginning of period	-	$-	183,814	$58.1	170,786	$57.0
Options assumed on April 30, 2018	56,856	61.7	-	-	-	-
Options granted	131,863	56.4	-	-	-	-
Options expired	-	-	-	-	(1,006)	40.8
Options forfeited	(1,582)	71.5	(4,214)	61.8	(3,949)	58.0
Options exercised	(3,323)	43.6	(8,814)	48.4	(21,064)	49.2

Balance, end of period	183,814	58.1	170,786	57.0	144,767	56.9

Options exercisable, end of period	36,354	58.1	33,822	63.5	67,388	61.4

Fair value of options granted (NT$)	$16.28-19.12		$-		$-

The weighted average share prices at exercise dates of share options for the period from January 1, 2018 to April 29, 2018, the period from April 30, 2018 to December 31, 2018, and the year ended December 31, 2019 and 2020 were NT$41.0, NT$68.5, NT$69.3 and NT$68.5 (US$2.4), respectively.

Summary of Outstanding Share Options

Information about the outstanding share options that the Company granted and assumed at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2019

ASE 4 th share options	$40.8-45.2	0.5
ASE 5 th share options	73.0	5.7
The Company 1 st share options	54.4	8.9

December 31, 2020

ASE 4 th share options	45.2	0.3
ASE 5 th share options	73.0	4.7
The Company 1 st share options	52.9	7.9

USIE option plans [member]
Statement [LineItems]
Summary of Information About Share Options

Information about share options was as follows:

	For the Year Ended December 31
	2018		2019		2020
		Weighted		Weighted		Weighted
	Number of	Average Exercise	Number of	Average Exercise	Number of	Average Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	25,556	$2.2	16,711	$2.1	8,349	$2.3
Options forfeited	-	-	-	-	(7)	2.9
Options exercised	(8,845)	2.2	(8,362)	2.0	(8,342)	2.3

Balance at December 31	16,711	2.1	8,349	2.3	-	-

Options exercisable, end of year	16,711	2.1	8,349	2.3	-	-

Summary of Outstanding Share Options

Information about USIE’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (US$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2019
1 st share options	$1.5	1.0
3 rd share options	2.9	1.4

Trinomial tree model [member]
Statement [LineItems]
Summary of Inputs Related to Fair Value of Share Options
For the fair values at the grant date of USISH’s 2019 and 2020 plans, the share options plans were measured by using the trinomial tree model, while the restricted shares plans were measured by using the Black-Scholes Option Pricing Model incorporating the effect of the lock-up period. The inputs to the models were as follows:

Share option plan

	2019 share options plan	2020 share options plan

Share price at the grant date	RMB15.84 per share	RMB21.55 per share
Exercise price	RMB13.34 per share	RMB21.65 per share
Expected volatility (%)	45.07-51.80	48.14-53.57
Expected lives (years)	3-5	2.2-4.2
Expected dividend yield	-	-
Risk free interest rate (%)	2.80-2.97	2.80-2.99

Restricted share plan

	2019 restricted shares plan	2019 restricted shares plan amended in 2020	2020 restricted shares plan

Share price at the grant date	RMB16.30 per share	RMB16.60 per share	RMB24.30 per share
Exercise price	RMB13.34 per share	RMB13.34 per share	(Note)
Expected volatility (%)	47.77	57.21	56.97
Lock-up periods (years)	1	1	1.3
Expected dividend yield	-	-	-
Risk free interest rate (%)	2.70	1.55	2.63

USISH option plans [member]
Statement [LineItems]
Summary of Information About Share Options

Information about share options was as follows:

	For the Year Ended December 31
	2018		2019		2020
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	22,341	$15.5	21,537	$15.5	35,077	$14.5
Options granted	-	-	17,167	13.3	1,140	21.7
Options forfeited	(804)	15.5	(463)	15.4	(636)	14.0
Options exercised	-	-	(3,164)	15.5	(4,315)	15.5

Balance at December 31	21,537	15.5	35,077	14.5	31,266	14.6

Options exercisable, end of year	12,884	15.5	13,694	15.5	13,416	15.5

Fair value of options granted (RMB)	-		$6.27-8.35		$7.03-8.93

Summary of Outstanding Share Options
Information about USISH’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2019
2015 share options	$15.5	5.9
2019 share options	13.3	4.9

December 31, 2020
2015 share options	15.5	4.9
2019 share options	13.3	3.9
2020 share options	21.7	3.9

Summary of Information About Restricted Shares
Information about restricted shares was as follows:

	For the Year Ended December 31
	2019		2020
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	-	$-	6,156	$13.3
Options granted	6,156	13.3	672	4.9
Options exercised	-	-	(1,281)	13.2

Balance at December 31	6,156	13.3	5,547	12.2

Options exercisable, end of year	-	-	-	-

Fair value of options granted (RMB)	$13.47		$18.55